Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Cash flows from operating activities
Profit before income tax	$ 4,027,872	$ 131,073	$ 6,035,585	$ 2,973,359
Adjustments to reconcile profit (loss)
Depreciation expenses	4,751,902	154,634	4,634,112	4,175,519
Expected credit losses	897	29	299	264
Interest expense	142,439	4,635	120,998	162,400
Interest income	(57,199)	(1,861)	(9,980)	(27,778)
Dividend income	(9,816)	(319)	(4,690)	(3,229)
Share of loss (profit) of associates and joint ventures accounted for using equity method	(453,715)	(14,765)	(625,733)	147,329
(Gain) loss on valuation of financial assets at fair value through profit or loss	69,404	2,259	(15,262)	(24,015)
Gain on disposal of property, plant and equipment, net	(74,548)	(2,426)	(33,935)	(48,070)
Gain from lease modifications	(139)	(5)	(891)
Impairment loss on property, plant and equipment	12,721	414	4,843
Deferred revenue	(17,859)	(581)	(12,389)	(10,143)
Financial assets at fair value through profit or loss	162,332	5,283	(290,637)	(28,435)
Current contract assets	18,788	611	(11,242)	(11,150)
Accounts and notes receivable	1,962,959	63,878	(980,816)	(911,355)
Accounts receivable – related parties				1,045
Other receivables	15,849	516	(46,089)	13,529
Other receivables – related parties				4,923
Inventories	(3,232)	(105)	(1,105,102)	(334,433)
Prepayments	37,748	1,228	(67,401)	(10,485)
Other non-current assets			6,915	6,337
Current contract liabilities				(1,231)
Accounts and notes payable	(451,480)	(14,692)	42,694	170,172
Other payables	(161,212)	(5,246)	471,766	112,151
Current provisions	22,362	728	818	1,465
Current refund liabilities	27,274	888	(15)	(16,136)
Other current liabilities	8,097	263	(6,838)	(11,183)
Net defined benefit liability, non-current	(21,839)	(711)	(23,362)	(20,446)
Cash generated from operations	10,009,605	325,728	8,083,648	6,310,404
Interest received	42,170	1,372	10,344	32,817
Dividend received	26,416	860	17,140	23,229
Interest paid	(107,210)	(3,489)	(99,857)	(150,135)
Income tax paid	(1,354,548)	(44,079)	(691,566)	(276,079)
Net cash generated from operating activities	8,616,433	280,392	7,319,709	5,940,236
Cash flows from investing activities
Acquisition of financial assets at amortized cost	(133,182)	(4,334)		(17,381)
Proceeds from repayments of financial assets at amortized cost	69,022	2,246	188,023
Proceeds from disposal of financial assets at fair value through profit or loss			9,427
Acquisition of property, plant and equipment	(4,699,369)	(152,925)	(5,881,506)	(3,961,026)
Proceeds from disposal of property, plant and equipment	77,339	2,517	120,586	87,107
Increase in refundable deposits	(493)	(16)	(92)	(41)
Increase in other non-current assets	(400,569)	(13,035)	(501,177)	(10,919)
Increase in long-term deferred revenue	25,328	824	49,349	85,909
Proceeds from capital reduction of investment in associate				17,000
Net cash used in investing activities	(5,061,924)	(164,723)	(6,015,390)	(3,799,351)
Cash flows from financing activities
Proceeds from short-term bank loans	348,006	11,325	2,195,726	151,071
Payments on short-term bank loans	(1,079,757)	(35,137)	(1,463,975)	(151,071)
Payment on lease liabilities	(237,869)	(7,741)	(289,668)	(84,928)
Proceeds from long-term bank loans	4,567,672	148,639	4,908,782	4,429,593
Payments on long-term bank loans	(54,000)	(1,757)	(3,256,450)	(5,756,450)
Increase (decrease) in guarantee deposits	(25)	(1)	(45)	575
Cash dividend paid	(3,127,133)	(101,762)	(1,599,928)	(1,309,032)
Net cash (used in) generated from financing activities	416,894	13,566	494,442	(2,720,242)
Effect of foreign exchange rate changes	19,025	619	(6,236)	(11,076)
Net (decrease) increase in cash and cash equivalents	3,990,428	129,854	1,792,525	(590,433)
Cash and cash equivalents at beginning of year	5,906,176	192,196	4,113,651	4,704,084
Cash and cash equivalents at end of year	$ 9,896,604	$ 322,050	$ 5,906,176	$ 4,113,651